AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 94.5%
Aerospace & Defense — 0.9%
AAR Corp.*(a)	37,053	$1,794,477
BWX Technologies, Inc.	11,961	644,219
Curtiss-Wright Corp.	15,360	2,306,458
Ducommun, Inc.*	13,434	703,807
Maxar Technologies, Inc.	27,739	1,094,581
Moog, Inc. (Class A Stock)	8,800	772,640
National Presto Industries, Inc.	8,600	661,770
Vectrus, Inc.*	16,000	573,760
		8,551,712
Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.*(a)	15,398	1,329,925
Forward Air Corp.	5,328	520,972
Hub Group, Inc. (Class A Stock)*	19,483	1,504,283
Radiant Logistics, Inc.*	28,736	183,048
		3,538,228
Airlines — 0.2%
Allegiant Travel Co.*	3,887	631,210
Hawaiian Holdings, Inc.*(a)	18,580	366,026
Mesa Air Group, Inc.*	34,300	150,920
Spirit Airlines, Inc.*	15,500	338,985
		1,487,141
Auto Components — 0.6%
Adient PLC*	47,431	1,933,762
American Axle & Manufacturing Holdings, Inc.*	12,445	96,573
Goodyear Tire & Rubber Co. (The)*(a)	134,026	1,915,231
LCI Industries	14,070	1,460,607
Standard Motor Products, Inc.	12,028	518,888
		5,925,061
Automobiles — 0.3%
Harley-Davidson, Inc.	60,796	2,395,362
Thor Industries, Inc.	4,260	335,262
		2,730,624
Banks — 13.9%
1st Source Corp.	12,261	567,071
Amalgamated Financial Corp.	55,942	1,005,278
Ameris Bancorp(a)	62,533	2,743,948
Associated Banc-Corp.	88,220	2,007,887
Atlantic Union Bankshares Corp.	42,070	1,543,548
Banc of California, Inc.	25,709	497,726
Bank of Marin Bancorp	6,500	227,955
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	24,236	869,588
BankUnited, Inc.	55,958	2,459,914
Banner Corp.	44,267	2,590,948
Bar Harbor Bankshares	18,843	539,287
BCB Bancorp, Inc.	9,800	178,850
Berkshire Hills Bancorp, Inc.	59,891	1,735,042
Brookline Bancorp, Inc.	85,316	1,349,699
Business First Bancshares, Inc.	14,700	357,651
Byline Bancorp, Inc.	18,710	499,183
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Cadence Bank	92,046	$2,693,266
Camden National Corp.	6,400	301,056
Capital Bancorp, Inc.	4,649	106,276
Capstar Financial Holdings, Inc.	21,804	459,628
Carter Bankshares, Inc.*	10,600	184,122
Cathay General Bancorp	17,925	802,144
Central Pacific Financial Corp.	22,201	619,408
Central Valley Community Bancorp	10,600	247,510
Civista Bancshares, Inc.	6,800	163,880
CNB Financial Corp.	9,100	239,512
Columbia Banking System, Inc.(a)	58,461	1,886,537
Community Bank System, Inc.(a)	17,754	1,245,443
Community Financial Corp. (The)	4,200	168,000
Community Trust Bancorp, Inc.	12,371	509,685
ConnectOne Bancorp, Inc.	92,354	2,956,252
CrossFirst Bankshares, Inc.*	14,425	227,338
Customers Bancorp, Inc.*(a)	21,007	1,095,305
CVB Financial Corp.(a)	126,885	2,945,001
Dime Community Bancshares, Inc.	17,757	613,860
Eagle Bancorp, Inc.	11,900	678,419
Eastern Bankshares, Inc.	77,302	1,665,085
Enterprise Financial Services Corp.	9,778	462,597
FB Financial Corp.	48,953	2,174,492
Financial Institutions, Inc.	24,175	728,393
First Bancorp	4,982	208,098
First BanCorp. (Puerto Rico)	141,742	1,859,655
First Busey Corp.	24,900	630,966
First Business Financial Services, Inc.	5,200	170,612
First Citizens BancShares, Inc. (Class A Stock)	840	559,104
First Commonwealth Financial Corp.	26,249	397,935
First Financial Bancorp	12,900	297,345
First Financial Bankshares, Inc.(a)	22,066	973,552
First Financial Corp.	13,702	593,023
First Foundation, Inc.	19,774	480,310
First Hawaiian, Inc.	58,572	1,633,573
First Horizon Corp.	57,343	1,346,987
First Internet Bancorp	13,801	593,581
First Interstate BancSystem, Inc. (Class A Stock)	12,300	452,271
First Merchants Corp.	63,012	2,621,299
First Mid Bancshares, Inc.	5,900	227,091
First of Long Island Corp. (The)	23,077	449,078
Flushing Financial Corp.	35,906	802,499
FNB Corp.	49,600	617,520
Fulton Financial Corp.	27,000	448,740
German American Bancorp, Inc.	19,861	754,519
Glacier Bancorp, Inc.(a)	24,016	1,207,525
Great Southern Bancorp, Inc.	19,799	1,168,339
Hancock Whitney Corp.	98,894	5,157,322
Hanmi Financial Corp.	66,202	1,629,231
HBT Financial, Inc.	13,634	247,866
Heartland Financial USA, Inc.	17,887	855,535
Heritage Commerce Corp.	12,849	144,551
Heritage Financial Corp.	44,008	1,102,841
Hilltop Holdings, Inc.	42,650	1,253,910
Home BancShares, Inc.	73,532	1,661,823
HomeStreet, Inc.	18,293	866,722
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HomeTrust Bancshares, Inc.	4,370	$129,046
Hope Bancorp, Inc.	38,400	617,472
Horizon Bancorp, Inc.	48,100	898,027
Independent Bank Corp. (XNGS)	22,705	1,854,771
Independent Bank Corp. (XLON)	31,986	703,692
International Bancshares Corp.	11,400	481,194
Investar Holding Corp.	8,700	166,083
Investors Bancorp, Inc.	160,222	2,392,114
Lakeland Bancorp, Inc.	36,500	609,550
Lakeland Financial Corp.	22,401	1,635,273
Level One Bancorp, Inc.	4,100	163,713
Macatawa Bank Corp.	17,600	158,576
Mercantile Bank Corp.	8,300	293,986
Meta Financial Group, Inc.	16,291	894,702
Metropolitan Bank Holding Corp.*	1,468	149,398
Midland States Bancorp, Inc.	19,050	549,783
MidWestOne Financial Group, Inc.	10,400	344,240
MVB Financial Corp.	1,748	72,542
National Bankshares, Inc.	4,500	167,355
Nicolet Bankshares, Inc.*	7,000	654,990
Northeast Bank	4,400	150,084
Northrim BanCorp, Inc.	6,759	294,490
OceanFirst Financial Corp.(a)	142,030	2,854,803
OFG Bancorp (Puerto Rico)	10,419	277,562
Old National Bancorp	245,574	4,022,502
Old Second Bancorp, Inc.	13,657	198,163
Origin Bancorp, Inc.	6,316	267,104
Orrstown Financial Services, Inc.	13,264	304,144
Pacific Premier Bancorp, Inc.	37,079	1,310,743
PacWest Bancorp	77,829	3,356,765
PCB Bancorp	14,200	325,890
Peapack-Gladstone Financial Corp.	26,490	920,528
Peoples Bancorp, Inc.	9,279	290,526
Pinnacle Financial Partners, Inc.	9,428	868,130
Preferred Bank	13,983	1,036,001
Premier Financial Corp.	21,564	654,036
Primis Financial Corp.	16,200	226,476
QCR Holdings, Inc.	7,890	446,495
RBB Bancorp	14,365	337,434
Renasant Corp.	52,832	1,767,230
Republic Bancorp, Inc. (Class A Stock)	10,194	458,118
S&T Bancorp, Inc.	15,700	464,406
Sierra Bancorp	10,597	264,713
Simmons First National Corp. (Class A Stock)	5,600	146,832
SmartFinancial, Inc.	13,354	341,595
South Plains Financial, Inc.	1,620	43,060
SouthState Corp.(a)	24,734	2,018,047
Synovus Financial Corp.	38,139	1,868,811
Texas Capital Bancshares, Inc.*	10,400	596,024
Towne Bank	44,298	1,326,282
TriCo Bancshares(a)	37,708	1,509,451
TriState Capital Holdings, Inc.*	3,513	116,737
Trustmark Corp.	21,400	650,346
Umpqua Holdings Corp.	58,122	1,096,181
United Community Banks, Inc.(a)	101,835	3,543,858
Univest Financial Corp.	5,400	144,504
Valley National Bancorp(a)	189,899	2,472,485
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Veritex Holdings, Inc.	33,089	$1,263,007
Washington Trust Bancorp, Inc.	2,800	147,000
Webster Financial Corp.	6,900	387,228
WesBanco, Inc.	4,265	146,545
Wintrust Financial Corp.	20,556	1,910,269
		127,521,319
Beverages — 0.2%
Primo Water Corp.(a)	125,590	1,789,658
Biotechnology — 1.8%
2seventy bio, Inc.*(a)	9,135	155,843
Agios Pharmaceuticals, Inc.*(a)	19,981	581,647
Akebia Therapeutics, Inc.*	168,849	121,217
Akero Therapeutics, Inc.*	11,763	166,917
Alkermes PLC*	26,267	691,085
Allogene Therapeutics, Inc.*(a)	69,534	633,455
Avidity Biosciences, Inc.*(a)	29,575	546,250
BioCryst Pharmaceuticals, Inc.*(a)	28,369	461,280
Biohaven Pharmaceutical Holding Co. Ltd.*	2,100	248,997
Bluebird Bio, Inc.*	47,528	230,511
Blueprint Medicines Corp.*	3,518	224,730
Bridgebio Pharma, Inc.*(a)	60,828	617,404
Century Therapeutics, Inc.*(a)	23,912	301,052
Cytokinetics, Inc.*(a)	7,907	291,057
Eagle Pharmaceuticals, Inc.*	7,271	359,842
Emergent BioSolutions, Inc.*	15,600	640,536
FibroGen, Inc.*	28,526	342,883
Frequency Therapeutics, Inc.*	58,520	124,062
Generation Bio Co.*	26,848	197,064
Ironwood Pharmaceuticals, Inc.*(a)	51,638	649,606
Jounce Therapeutics, Inc.*	78,726	534,550
Karyopharm Therapeutics, Inc.*(a)	64,690	476,765
MacroGenics, Inc.*	24,820	218,664
Mersana Therapeutics, Inc.*	28,071	112,003
Myriad Genetics, Inc.*	43,487	1,095,872
Prothena Corp. PLC (Ireland)*	15,800	577,806
REVOLUTION Medicines, Inc.*	16,801	428,593
Scholar Rock Holding Corp.*(a)	31,008	399,693
Spectrum Pharmaceuticals, Inc.*	141,092	182,009
Spero Therapeutics, Inc.*(a)	38,063	331,148
Syndax Pharmaceuticals, Inc.*(a)	67,330	1,170,195
Taysha Gene Therapies, Inc.*(a)	91,381	595,804
Travere Therapeutics, Inc.*(a)	45,236	1,165,732
Turning Point Therapeutics, Inc.*	38,369	1,030,208
Vanda Pharmaceuticals, Inc.*	60,800	687,648
		16,592,128
Building Products — 1.1%
Builders FirstSource, Inc.*	16,426	1,060,134
Cornerstone Building Brands, Inc.*	10,348	251,663
Griffon Corp.	23,284	466,379
JELD-WEN Holding, Inc.*	24,900	504,972
Masonite International Corp.*	13,875	1,234,042
Quanex Building Products Corp.	12,620	264,894
Resideo Technologies, Inc.*	169,467	4,038,399
UFP Industries, Inc.	6,405	494,210

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Zurn Water Solutions Corp.	49,163	$1,740,370
		10,055,063
Capital Markets — 1.3%
Artisan Partners Asset Management, Inc. (Class A Stock)	35,382	1,392,282
AssetMark Financial Holdings, Inc.*	8,670	192,907
Cowen, Inc. (Class A Stock)(a)	38,112	1,032,835
Diamond Hill Investment Group, Inc.	1,800	337,140
Donnelley Financial Solutions, Inc.*	35,797	1,190,608
Evercore, Inc. (Class A Stock)	21,168	2,356,422
Federated Hermes, Inc.(a)	20,465	697,038
Greenhill & Co., Inc.	25,200	389,844
Houlihan Lokey, Inc.	4,998	438,824
P10, Inc. (Class A Stock)*(a)	39,250	475,710
Perella Weinberg Partners	33,500	316,575
Piper Sandler Cos.	3,339	438,244
PJT Partners, Inc. (Class A Stock)	9,214	581,588
Stifel Financial Corp.	19,670	1,335,593
Victory Capital Holdings, Inc. (Class A Stock)	15,400	444,598
Virtus Investment Partners, Inc.	1,519	364,545
		11,984,753
Chemicals — 2.1%
AdvanSix, Inc.	26,290	1,343,156
American Vanguard Corp.	21,200	430,784
Avient Corp.	93,312	4,478,976
Cabot Corp.	8,979	614,253
Chase Corp.	3,800	330,258
Ecovyst, Inc.	119,814	1,385,050
FutureFuel Corp.	34,946	340,024
Hawkins, Inc.	4,400	201,960
HB Fuller Co.	36,215	2,392,725
Ingevity Corp.*	14,258	913,510
Innospec, Inc.	3,400	314,670
Koppers Holdings, Inc.	4,110	113,107
Minerals Technologies, Inc.	12,691	839,510
NewMarket Corp.	1,000	324,380
Tredegar Corp.	27,700	332,123
Trinseo PLC(a)	13,390	641,649
Tronox Holdings PLC (Class A Stock)	74,049	1,465,430
Valvoline, Inc.	92,418	2,916,712
		19,378,277
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	145,023	6,676,859
ACCO Brands Corp.	251,494	2,011,952
Brady Corp. (Class A Stock)	7,603	351,791
BrightView Holdings, Inc.*	55,340	753,177
Brink’s Co. (The)	27,535	1,872,380
Deluxe Corp.	41,189	1,245,555
Ennis, Inc.	38,535	711,741
Harsco Corp.*	56,241	688,390
Healthcare Services Group, Inc.	36,400	675,948
Heritage-Crystal Clean, Inc.*	2,587	76,601
HNI Corp.	4,615	170,986
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Interface, Inc.	25,100	$340,607
KAR Auction Services, Inc.*	74,599	1,346,512
Kimball International, Inc. (Class B Stock)	59,000	498,550
MillerKnoll, Inc.(a)	23,075	797,472
SP Plus Corp.*	6,642	208,293
Steelcase, Inc. (Class A Stock)	86,450	1,033,078
Viad Corp.*	8,130	289,753
		19,749,645
Communications Equipment — 0.4%
Casa Systems, Inc.*	38,700	174,924
CommScope Holding Co., Inc.*	123,986	977,010
Comtech Telecommunications Corp.	33,200	520,908
NETGEAR, Inc.*	18,600	459,048
Viavi Solutions, Inc.*	107,248	1,724,548
		3,856,438
Construction & Engineering — 1.5%
API Group Corp.*	31,393	660,195
Arcosa, Inc.	21,159	1,211,353
Argan, Inc.	29,465	1,195,984
Comfort Systems USA, Inc.	3,800	338,238
Dycom Industries, Inc.*(a)	13,612	1,296,679
EMCOR Group, Inc.	20,334	2,290,218
Fluor Corp.*	34,900	1,001,281
Great Lakes Dredge & Dock Corp.*	81,757	1,147,051
MasTec, Inc.*(a)	16,449	1,432,708
Matrix Service Co.*	40,500	332,910
MYR Group, Inc.*	3,600	338,544
Primoris Services Corp.(a)	47,828	1,139,263
Sterling Construction Co., Inc.*	37,031	992,431
Tutor Perini Corp.*	43,200	466,560
		13,843,415
Construction Materials — 0.1%
Summit Materials, Inc. (Class A Stock)*	37,337	1,159,687
Consumer Finance — 1.2%
Encore Capital Group, Inc.*(a)	15,871	995,588
FirstCash Holdings, Inc.	3,563	250,621
LendingClub Corp.*	29,817	470,512
Navient Corp.(a)	153,455	2,614,873
Nelnet, Inc. (Class A Stock)	14,383	1,222,411
Oportun Financial Corp.*	10,861	155,964
PRA Group, Inc.*	23,034	1,038,373
PROG Holdings, Inc.*(a)	10,557	303,725
SLM Corp.	217,196	3,987,719
		11,039,786
Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	242,434	4,858,378
Greif, Inc. (Class A Stock)	8,005	520,805
Myers Industries, Inc.	2,447	52,855
TriMas Corp.	4,700	150,823
		5,582,861

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.6%
Carriage Services, Inc.(a)	10,977	$585,403
Frontdoor, Inc.*	30,533	911,410
H&R Block, Inc.	44,069	1,147,557
Houghton Mifflin Harcourt Co.*	6,380	134,044
Stride, Inc.*	67,409	2,448,969
WW International, Inc.*	6,240	63,835
		5,291,218
Diversified Financial Services — 0.0%
Alerus Financial Corp.	7,602	210,119
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	6,642	264,883
EchoStar Corp. (Class A Stock)*(a)	15,172	369,287
Iridium Communications, Inc.*(a)	26,092	1,052,029
Liberty Latin America Ltd. (Chile) (Class A Stock)*	142,656	1,383,763
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	35,158	337,165
		3,407,127
Electric Utilities — 1.4%
ALLETE, Inc.	42,766	2,864,467
Hawaiian Electric Industries, Inc.	16,600	702,346
IDACORP, Inc.	28,865	3,329,866
MGE Energy, Inc.	23,742	1,894,374
Otter Tail Corp.	11,400	712,500
PNM Resources, Inc.	10,800	514,836
Portland General Electric Co.(a)	45,932	2,533,150
Via Renewables, Inc.(a)	52,072	429,073
		12,980,612
Electrical Equipment — 0.7%
Array Technologies, Inc.*	16,106	181,515
Atkore, Inc.*	2,600	255,944
AZZ, Inc.	14,000	675,360
Encore Wire Corp.	4,500	513,315
EnerSys	25,446	1,897,508
GrafTech International Ltd.	131,092	1,261,105
Powell Industries, Inc.	23,917	464,468
Preformed Line Products Co.	4,100	260,022
Thermon Group Holdings, Inc.*	45,926	744,001
		6,253,238
Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc.	39,510	1,603,711
Belden, Inc.	48,185	2,669,449
Benchmark Electronics, Inc.	19,891	498,071
CTS Corp.	25,087	886,575
ePlus, Inc.*	7,400	414,844
FARO Technologies, Inc.*	15,698	815,040
Insight Enterprises, Inc.*	49,415	5,303,218
Kimball Electronics, Inc.*	18,100	361,819
Knowles Corp.*	53,121	1,143,695
Methode Electronics, Inc.	15,100	653,075
OSI Systems, Inc.*	1,328	113,039
PC Connection, Inc.	11,400	597,246
Plexus Corp.*	2,200	179,982
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*(a)	73,339	$2,964,362
ScanSource, Inc.*	40,038	1,392,922
TD SYNNEX Corp.	16,119	1,663,642
TTM Technologies, Inc.*	184,738	2,737,817
Vishay Intertechnology, Inc.	96,417	1,889,773
		25,888,280
Energy Equipment & Services — 2.2%
Cactus, Inc. (Class A Stock)	49,614	2,815,098
ChampionX Corp.*	188,312	4,609,878
Core Laboratories NV	12,100	382,723
Dril-Quip, Inc.*	16,600	620,010
Expro Group Holdings NV*	41,000	728,980
Helix Energy Solutions Group, Inc.*	85,200	407,256
Helmerich & Payne, Inc.	21,939	938,550
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	89,775	1,330,466
National Energy Services Reunited Corp.*	125,088	1,050,739
Newpark Resources, Inc.*	177,978	651,399
NexTier Oilfield Solutions, Inc.*	358,347	3,311,126
Oceaneering International, Inc.*	5,873	89,035
Oil States International, Inc.*	35,867	249,276
Patterson-UTI Energy, Inc.	37,006	572,853
ProPetro Holding Corp.*	30,500	424,865
Select Energy Services, Inc. (Class A Stock)*	151,680	1,299,898
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	42,400	478,696
TechnipFMC PLC (United Kingdom)*	24,200	187,550
		20,148,398
Entertainment — 0.4%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	114,732	2,826,996
IMAX Corp.*	20,835	394,407
		3,221,403
Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	74,560	1,615,715
Agree Realty Corp.	16,500	1,094,940
Alexander & Baldwin, Inc.	29,802	691,108
Alexander’s, Inc.	2,700	691,821
American Assets Trust, Inc.	4,615	174,862
Apple Hospitality REIT, Inc.	87,078	1,564,792
Armada Hoffler Properties, Inc.	21,126	308,440
Braemar Hotels & Resorts, Inc.	31,600	195,288
Broadstone Net Lease, Inc.(a)	22,234	484,257
CareTrust REIT, Inc.	19,280	372,104
Centerspace(a)	6,852	672,318
Chatham Lodging Trust*	7,481	103,163
City Office REIT, Inc.	16,248	286,940
Corporate Office Properties Trust	11,676	333,233
Cousins Properties, Inc.	65,068	2,621,590
DiamondRock Hospitality Co.*	53,102	536,330
DigitalBridge Group, Inc.*	401,972	2,894,198
Essential Properties Realty Trust, Inc.	17,827	451,023

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	7,534	$466,430
Four Corners Property Trust, Inc.	18,738	506,676
Getty Realty Corp.	11,117	318,169
Gladstone Commercial Corp.	22,268	490,341
Global Medical REIT, Inc.	11,688	190,748
Healthcare Realty Trust, Inc.(a)	149,592	4,110,788
Highwoods Properties, Inc.	38,792	1,774,346
Hudson Pacific Properties, Inc.	81,078	2,249,915
Independence Realty Trust, Inc.(a)	47,451	1,254,604
Kite Realty Group Trust	60,890	1,386,465
LXP Industrial Trust	17,899	281,014
Necessity Retail REIT, Inc. (The)	22,443	177,524
NETSTREIT Corp.	6,782	152,188
Paramount Group, Inc.	47,808	521,585
Pebblebrook Hotel Trust(a)	132,694	3,248,349
Phillips Edison & Co., Inc.(a)	15,591	536,175
Physicians Realty Trust(a)	34,941	612,865
Piedmont Office Realty Trust, Inc. (Class A Stock)	31,882	549,008
Plymouth Industrial REIT, Inc.(a)	12,026	325,905
PotlatchDeltic Corp.	27,058	1,426,768
Retail Opportunity Investments Corp.	52,230	1,012,740
RLJ Lodging Trust	198,683	2,797,457
Ryman Hospitality Properties, Inc.*	29,658	2,751,373
Sabra Health Care REIT, Inc.	145,560	2,167,388
Seritage Growth Properties (Class A Stock)*	73,800	934,308
SITE Centers Corp.	185,035	3,091,935
Spirit Realty Capital, Inc.	13,425	617,819
STAG Industrial, Inc.	109,033	4,508,515
Summit Hotel Properties, Inc.*	33,071	329,387
Sunstone Hotel Investors, Inc.*	42,207	497,198
Terreno Realty Corp.	59,828	4,430,263
UMH Properties, Inc.	19,227	472,792
Urban Edge Properties(a)	9,852	188,173
Urstadt Biddle Properties, Inc. (Class A Stock)	7,201	135,451
Veris Residential, Inc.*	1,219	21,198
Xenia Hotels & Resorts, Inc.*	40,989	790,678
		60,418,660
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	15,457	776,869
BJ’s Wholesale Club Holdings, Inc.*	27,937	1,888,821
Natural Grocers by Vitamin Cottage, Inc.	16,800	329,280
Performance Food Group Co.*	2,959	150,643
Rite Aid Corp.*(a)	81,575	713,781
SpartanNash Co.	67,260	2,218,907
Sprouts Farmers Market, Inc.*	50,690	1,621,066
United Natural Foods, Inc.*	32,147	1,329,278
		9,028,645
Food Products — 1.1%
B&G Foods, Inc.	14,500	391,210
Bunge Ltd.	3,076	340,852
Darling Ingredients, Inc.*	21,300	1,712,094
Fresh Del Monte Produce, Inc.	41,741	1,081,509
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Hostess Brands, Inc.*	65,932	$1,446,548
John B. Sanfilippo & Son, Inc.	4,055	338,349
Nomad Foods Ltd. (United Kingdom)*(a)	114,046	2,575,159
Seneca Foods Corp. (Class A Stock)*	4,545	234,249
Simply Good Foods Co. (The)*	36,825	1,397,509
Sovos Brands, Inc.*	20,180	286,152
Utz Brands, Inc.(a)	40,495	598,516
		10,402,147
Gas Utilities — 1.3%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	22,513	1,698,381
Chesapeake Utilities Corp.	14,053	1,935,941
New Jersey Resources Corp.	10,348	474,559
ONE Gas, Inc.(a)	28,679	2,530,635
South Jersey Industries, Inc.	19,800	684,090
Southwest Gas Holdings, Inc.(a)	29,679	2,323,569
Spire, Inc.(a)	32,900	2,360,904
		12,008,079
Health Care Equipment & Supplies — 1.5%
Avanos Medical, Inc.*	39,980	1,339,330
CONMED Corp.	12,733	1,891,487
Envista Holdings Corp.*	62,517	3,045,203
Haemonetics Corp.*	9,448	597,303
Lantheus Holdings, Inc.*	28,386	1,570,030
LivaNova PLC*	16,989	1,390,210
Merit Medical Systems, Inc.*	10,163	676,043
NuVasive, Inc.*	23,033	1,305,971
Ortho Clinical Diagnostics Holdings PLC*	95,320	1,778,671
Orthofix Medical, Inc.*	4,842	158,333
Utah Medical Products, Inc.	3,636	326,731
		14,079,312
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*	25,598	1,677,437
AdaptHealth Corp.*	34,888	559,255
AMN Healthcare Services, Inc.*	4,585	478,353
Hanger, Inc.*	39,100	716,703
Invitae Corp.*	18,416	146,776
MEDNAX, Inc.*(a)	33,787	793,319
ModivCare, Inc.*(a)	8,349	963,391
National HealthCare Corp.(a)	7,778	546,249
Option Care Health, Inc.*	60,552	1,729,365
Owens & Minor, Inc.(a)	49,620	2,184,272
Patterson Cos., Inc.	5,800	187,746
PetIQ, Inc.*	47,641	1,162,440
R1 RCM, Inc.*	29,202	781,445
Tenet Healthcare Corp.*	64,104	5,510,380
Tivity Health, Inc.*	3,968	127,651
		17,564,782
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	81,437	1,833,961
Change Healthcare, Inc.*	165,743	3,613,197

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	62,506	$1,307,001
		6,754,159
Hotels, Restaurants & Leisure — 1.1%
Bluegreen Vacations Holding Corp.*	11,117	328,730
Boyd Gaming Corp.	5,139	338,043
Brinker International, Inc.*	15,100	576,216
Dine Brands Global, Inc.	2,500	194,875
El Pollo Loco Holdings, Inc.*	24,900	289,338
International Game Technology PLC	58,000	1,431,440
Jack in the Box, Inc.	5,900	551,119
Potbelly Corp.*	31,000	207,700
RCI Hospitality Holdings, Inc.	5,943	365,257
SeaWorld Entertainment, Inc.*	22,260	1,657,034
Travel + Leisure Co.	63,739	3,693,038
		9,632,790
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	11,500	190,440
Century Communities, Inc.	26,705	1,430,587
Ethan Allen Interiors, Inc.	27,000	703,890
Green Brick Partners, Inc.*	7,200	142,272
Hooker Furnishings Corp.	18,700	354,178
Installed Building Products, Inc.(a)	8,027	678,201
KB Home(a)	16,865	546,089
La-Z-Boy, Inc.	22,800	601,236
LGI Homes, Inc.*	3,400	332,112
Lifetime Brands, Inc.	26,708	342,931
M/I Homes, Inc.*	12,700	563,245
Meritage Homes Corp.*	30,786	2,439,175
Taylor Morrison Home Corp.*	24,544	668,088
Tempur Sealy International, Inc.	41,202	1,150,360
Toll Brothers, Inc.	11,033	518,771
Tri Pointe Homes, Inc.*	87,702	1,761,056
Tupperware Brands Corp.*(a)	22,194	431,673
Universal Electronics, Inc.*	9,404	293,781
		13,148,085
Household Products — 0.7%
Central Garden & Pet Co.*	16,000	703,360
Central Garden & Pet Co. (Class A Stock)*	53,934	2,199,428
Energizer Holdings, Inc.	73,543	2,262,183
Spectrum Brands Holdings, Inc.	17,847	1,583,386
		6,748,357
Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp. (Class A Stock)	3,636	159,257
Clearway Energy, Inc. (Class A Stock)	31,200	1,039,584
Clearway Energy, Inc. (Class C Stock)(a)	49,239	1,797,716
NextEra Energy Partners LP(a)	17,892	1,491,477
Vistra Corp.	38,215	888,499
		5,376,533
	Shares	Value
Common Stocks (continued)
Insurance — 3.5%
Ambac Financial Group, Inc.*	40,300	$419,120
American Equity Investment Life Holding Co.(a)	30,435	1,214,661
AMERISAFE, Inc.(a)	10,797	536,287
Assured Guaranty Ltd.	56,546	3,599,718
Axis Capital Holdings Ltd.	49,165	2,973,008
Bright Health Group, Inc.*	58,538	112,978
Brighthouse Financial, Inc.*	4,600	237,636
BRP Group, Inc. (Class A Stock)*	11,923	319,894
CNO Financial Group, Inc.	119,971	3,010,072
Employers Holdings, Inc.	31,328	1,285,075
Enstar Group Ltd.*	8,194	2,139,863
First American Financial Corp.	17,381	1,126,636
Hanover Insurance Group, Inc. (The)	17,376	2,598,060
Horace Mann Educators Corp.	10,800	451,764
James River Group Holdings Ltd.	16,500	408,210
Kemper Corp.	7,000	395,780
National Western Life Group, Inc. (Class A Stock)	1,900	399,760
Primerica, Inc.	3,341	457,116
ProAssurance Corp.	56,293	1,513,156
RLI Corp.	11,050	1,222,462
Safety Insurance Group, Inc.	5,000	454,250
Selective Insurance Group, Inc.	28,956	2,587,508
SiriusPoint Ltd. (Bermuda)*	92,800	694,144
Stewart Information Services Corp.	23,569	1,428,517
Trean Insurance Group, Inc.*	20,800	97,552
White Mountains Insurance Group Ltd.	2,247	2,553,131
		32,236,358
Interactive Media & Services — 0.3%
Cars.com, Inc.*	58,380	842,424
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	445,362	912,992
Yelp, Inc.*	41,230	1,406,355
		3,161,771
Internet & Direct Marketing Retail — 0.0%
PetMed Express, Inc.	12,500	322,500
IT Services — 1.1%
BM Technologies, Inc.*(a)	20,919	178,858
Cass Information Systems, Inc.	16,200	597,942
Concentrix Corp.	8,086	1,346,804
CSG Systems International, Inc.	21,218	1,348,828
EVERTEC, Inc. (Puerto Rico)	16,463	673,831
LiveRamp Holdings, Inc.*	27,150	1,015,139
Maximus, Inc.	6,545	490,548
MoneyGram International, Inc.*	36,600	386,496
Rackspace Technology, Inc.*	25,157	280,752
TTEC Holdings, Inc.	18,491	1,525,877
Unisys Corp.*	91,340	1,973,857
Verra Mobility Corp.*	10,800	175,824
		9,994,756
Leisure Products — 0.5%
Callaway Golf Co.*(a)	160,047	3,748,301
Johnson Outdoors, Inc. (Class A Stock)	8,100	629,613

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*	4,400	$157,036
		4,534,950
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*(a)	24,720	224,952
Syneos Health, Inc.*	25,279	2,046,335
		2,271,287
Machinery — 3.1%
Allison Transmission Holdings, Inc.	38,680	1,518,577
Altra Industrial Motion Corp.	9,326	363,061
Astec Industries, Inc.	22,515	968,145
Barnes Group, Inc.	7,100	285,349
Chart Industries, Inc.*(a)	12,775	2,194,362
Colfax Corp.*(a)	35,810	1,424,880
Columbus McKinnon Corp.	49,840	2,113,216
Enerpac Tool Group Corp.	36,900	807,741
EnPro Industries, Inc.	25,752	2,516,743
ESCO Technologies, Inc.	13,055	912,806
Federal Signal Corp.	46,923	1,583,651
Flowserve Corp.	21,300	764,670
Graham Corp.	6,800	52,428
Greenbrier Cos., Inc. (The)	14,900	767,499
Hillenbrand, Inc.	47,493	2,097,766
Hyster-Yale Materials Handling, Inc.	14,100	468,261
Kennametal, Inc.	41,678	1,192,407
L.B. Foster Co. (Class A Stock)*	5,300	81,461
Manitowoc Co., Inc. (The)*	20,503	309,185
Meritor, Inc.*	46,237	1,644,650
Miller Industries, Inc.	7,700	216,832
Mueller Industries, Inc.	10,533	570,573
Mueller Water Products, Inc. (Class A Stock)	26,100	337,212
Proto Labs, Inc.*	10,300	544,870
Terex Corp.	46,386	1,654,125
Wabash National Corp.(a)	82,414	1,223,024
Watts Water Technologies, Inc. (Class A Stock)	11,816	1,649,395
		28,262,889
Marine — 0.2%
Costamare, Inc. (Monaco)(a)	56,415	961,876
Matson, Inc.	3,400	410,108
		1,371,984
Media — 2.0%
Emerald Holding, Inc.*	106,678	362,705
Entravision Communications Corp. (Class A Stock)	211,439	1,355,324
EW Scripps Co. (The) (Class A Stock)*	50,987	1,060,020
Gray Television, Inc.(a)	144,191	3,182,295
iHeartMedia, Inc. (Class A Stock)*(a)	39,812	753,641
John Wiley & Sons, Inc. (Class A Stock)(a)	38,609	2,047,435
Nexstar Media Group, Inc. (Class A Stock)	20,668	3,895,505
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	32,994	$924,492
Stagwell, Inc.*	46,100	333,764
TEGNA, Inc.	176,691	3,957,879
		17,873,060
Metals & Mining — 1.5%
Alcoa Corp.	8,180	736,445
Allegheny Technologies, Inc.*(a)	34,985	938,997
Arconic Corp.*	24,681	632,327
Cleveland-Cliffs, Inc.*	13,164	424,013
Coeur Mining, Inc.*	56,257	250,344
Commercial Metals Co.	91,214	3,796,327
Compass Minerals International, Inc.	8,600	539,994
Constellium SE*	106,073	1,909,314
Hecla Mining Co.	180,248	1,184,229
Kaiser Aluminum Corp.	6,900	649,704
Ryerson Holding Corp.	9,000	315,180
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	10,235	531,606
SunCoke Energy, Inc.	43,750	389,813
Warrior Met Coal, Inc.	25,230	936,285
Worthington Industries, Inc.	10,387	533,996
		13,768,574
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Ares Commercial Real Estate Corp.(a)	59,927	930,067
Arlington Asset Investment Corp. (Class A Stock)*	59,508	206,493
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	98,775	3,140,057
BrightSpire Capital, Inc.	5,838	54,002
Ellington Financial, Inc.(a)	41,067	728,939
Granite Point Mortgage Trust, Inc.	13,600	151,232
Great Ajax Corp.	21,800	255,714
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	14,403	683,134
KKR Real Estate Finance Trust, Inc.(a)	115,668	2,383,918
Ladder Capital Corp.	68,413	812,062
MFA Financial, Inc.	128,273	516,940
New York Mortgage Trust, Inc.	89,300	325,945
PennyMac Mortgage Investment Trust(a)	113,421	1,915,681
Ready Capital Corp.	38,244	575,955
Redwood Trust, Inc.	60,224	634,159
Starwood Property Trust, Inc.	61,402	1,484,086
TPG RE Finance Trust, Inc.	79,135	934,584
Two Harbors Investment Corp.(a)	178,521	987,221
		16,720,189
Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)(a)	1,992	534,633
Franchise Group, Inc.	6,000	248,580
Macy’s, Inc.(a)	174,788	4,257,836
		5,041,049

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.1%
Avista Corp.	16,200	$731,430
Black Hills Corp.	2,028	156,197
NorthWestern Corp.(a)	4,702	284,424
		1,172,051
Oil, Gas & Consumable Fuels — 7.0%
Amplify Energy Corp.*	22,000	121,000
Antero Resources Corp.*	170,760	5,213,303
Arch Resources, Inc.(a)	7,831	1,075,823
Berry Corp.	143,334	1,479,207
Brigham Minerals, Inc. (Class A Stock)	47,479	1,213,088
California Resources Corp.	13,600	608,328
Centennial Resource Development, Inc. (Class A Stock)*(a)	208,651	1,683,813
Chesapeake Energy Corp.(a)	19,284	1,677,708
Civitas Resources, Inc.	10,300	615,013
CNX Resources Corp.*(a)	17,409	360,714
CVR Energy, Inc.	28,619	730,929
Delek US Holdings, Inc.*	86,210	1,829,376
DT Midstream, Inc.	10,086	547,266
Enerplus Corp. (Canada)	116,447	1,478,877
Equitrans Midstream Corp.	97,800	825,432
Falcon Minerals Corp.(a)	45,865	309,130
Golar LNG Ltd. (Cameroon)*	5,600	138,768
Green Plains, Inc.*(a)	24,121	747,992
HF Sinclair Corp.*(a)	49,660	1,978,951
Kosmos Energy Ltd. (Ghana)*	469,916	3,378,696
Laredo Petroleum, Inc.*	4,800	379,872
Magnolia Oil & Gas Corp. (Class A Stock)(a)	39,472	933,513
Matador Resources Co.(a)	16,990	900,130
Murphy Oil Corp.	24,363	984,022
Northern Oil & Gas, Inc.	21,400	603,266
Oasis Petroleum, Inc.	13,955	2,041,616
Ovintiv, Inc.(a)	155,871	8,427,945
Par Pacific Holdings, Inc.*	79,534	1,035,533
PBF Energy, Inc. (Class A Stock)*	8,700	212,019
PDC Energy, Inc.	82,504	5,996,391
Peabody Energy Corp.*	9,500	233,035
Range Resources Corp.*	81,505	2,476,122
Ranger Oil Corp. (Class A Stock)*	17,000	587,010
Renewable Energy Group, Inc.*	8,290	502,788
REX American Resources Corp.*	5,528	550,589
SFL Corp. Ltd. (Norway)	16,100	163,898
SM Energy Co.	87,703	3,416,032
Southwestern Energy Co.*	79,286	568,481
Talos Energy, Inc.*	24,400	385,276
Vertex Energy, Inc.*	25,000	248,500
Viper Energy Partners LP	106,879	3,160,412
Whiting Petroleum Corp.	19,815	1,615,121
World Fuel Services Corp.	91,617	2,477,324
		63,912,309
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	9,159	256,727
Glatfelter Corp.	32,400	401,112
Louisiana-Pacific Corp.	3,706	230,217
Mercer International, Inc. (Germany)	29,200	407,340
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
Schweitzer-Mauduit International, Inc.	53,329	$1,466,547
		2,761,943
Personal Products — 0.2%
BellRing Brands, Inc.*	15,411	355,686
Edgewell Personal Care Co.(a)	17,165	629,440
Medifast, Inc.	1,700	290,326
Nu Skin Enterprises, Inc. (Class A Stock)	6,600	316,008
USANA Health Sciences, Inc.*	6,400	508,480
		2,099,940
Pharmaceuticals — 0.3%
ANI Pharmaceuticals, Inc.*(a)	11,257	316,434
Kala Pharmaceuticals, Inc.*	18,004	24,846
Lannett Co., Inc.*(a)	109,313	86,128
NGM Biopharmaceuticals, Inc.*	32,302	492,605
Prestige Consumer Healthcare, Inc.*	5,700	301,758
Revance Therapeutics, Inc.*(a)	12,026	234,507
Taro Pharmaceutical Industries Ltd.*	14,000	605,640
Theravance Biopharma, Inc.*(a)	78,377	749,284
WaVe Life Sciences Ltd.*	38,384	76,768
		2,887,970
Professional Services — 3.1%
ASGN, Inc.*	36,448	4,253,846
Barrett Business Services, Inc.	3,915	303,295
BGSF, Inc.	12,300	161,991
CBIZ, Inc.*	38,747	1,626,211
CRA International, Inc.	4,195	353,471
First Advantage Corp.*	58,990	1,191,008
FTI Consulting, Inc.*	10,495	1,650,024
Heidrick & Struggles International, Inc.	80,566	3,188,802
ICF International, Inc.	16,252	1,529,963
KBR, Inc.	105,694	5,784,633
Kelly Services, Inc. (Class A Stock)	60,388	1,309,816
Korn Ferry	41,520	2,696,309
ManTech International Corp. (Class A Stock)	4,400	379,236
Resources Connection, Inc.	40,100	687,314
Science Applications International Corp.	21,999	2,027,648
TrueBlue, Inc.*	55,771	1,611,224
		28,754,791
Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.(a)	130,567	3,184,529
Newmark Group, Inc. (Class A Stock)	40,309	641,719
RE/MAX Holdings, Inc. (Class A Stock)	22,500	623,925
Realogy Holdings Corp.*	124,708	1,955,422
RMR Group, Inc. (The) (Class A Stock)	22,900	712,190
		7,117,785
Road & Rail — 0.9%
ArcBest Corp.(a)	28,549	2,298,194
Avis Budget Group, Inc.*(a)	11,710	3,083,243
Heartland Express, Inc.	37,600	529,032

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Landstar System, Inc.	2,795	$421,570
Saia, Inc.*	4,539	1,106,699
Schneider National, Inc. (Class B Stock)	6,400	163,200
Werner Enterprises, Inc.(a)	20,095	823,895
		8,425,833
Semiconductors & Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.*	8,530	466,164
Amkor Technology, Inc.(a)	14,752	320,413
Cohu, Inc.*	50,743	1,501,993
Diodes, Inc.*	4,800	417,552
MACOM Technology Solutions Holdings, Inc.*	26,557	1,589,968
Onto Innovation, Inc.*	21,102	1,833,553
Photronics, Inc.*	62,305	1,057,316
Semtech Corp.*	12,023	833,675
SMART Global Holdings, Inc.*	18,008	465,147
Ultra Clean Holdings, Inc.*	28,073	1,190,014
Veeco Instruments, Inc.*	3,146	85,540
		9,761,335
Software — 1.0%
Bottomline Technologies DE, Inc.*	8,670	491,416
Cerence, Inc.*	7,334	264,757
Ebix, Inc.	11,300	374,595
InterDigital, Inc.(a)	33,620	2,144,956
Marathon Digital Holdings, Inc.*(a)	24,331	680,051
NCR Corp.*	40,181	1,614,874
Telos Corp.*	30,300	302,091
Verint Systems, Inc.*	37,667	1,947,384
Xperi Holding Corp.	59,243	1,026,089
		8,846,213
Specialty Retail — 2.1%
Aaron’s Co., Inc. (The)	31,000	622,480
Abercrombie & Fitch Co. (Class A Stock)*	6,311	201,889
Academy Sports & Outdoors, Inc.(a)	38,388	1,512,487
American Eagle Outfitters, Inc.	36,945	620,676
Asbury Automotive Group, Inc.*	3,400	544,680
Bed Bath & Beyond, Inc.*	7,224	162,757
Big 5 Sporting Goods Corp.	20,000	343,000
Cato Corp. (The) (Class A Stock)	30,300	444,198
Citi Trends, Inc.*(a)	711	21,774
Conn’s, Inc.*	6,572	101,275
Designer Brands, Inc. (Class A Stock)*	12,400	167,524
Foot Locker, Inc.	57,267	1,698,539
Genesco, Inc.*(a)	16,423	1,044,667
Group 1 Automotive, Inc.	22,413	3,761,574
Haverty Furniture Cos., Inc.	22,600	619,692
Hibbett, Inc.	10,600	470,004
Kirkland’s, Inc.*	35,100	326,079
LL Flooring Holdings, Inc.*	11,700	164,034
MarineMax, Inc.*	9,000	362,340
ODP Corp. (The)*	20,255	928,287
OneWater Marine, Inc. (Class A Stock)	11,800	406,510
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Rent-A-Center, Inc.(a)	23,671	$596,272
Sally Beauty Holdings, Inc.*	59,695	933,033
Signet Jewelers Ltd.(a)	16,144	1,173,669
Sleep Number Corp.*	2,300	116,633
Sonic Automotive, Inc. (Class A Stock)	12,800	544,128
Tilly’s, Inc. (Class A Stock)	12,600	117,936
Urban Outfitters, Inc.*	11,400	286,254
Victoria’s Secret & Co.*	20,386	1,047,025
Zumiez, Inc.*(a)	8,715	333,000
		19,672,416
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc.*	65,100	438,123
Super Micro Computer, Inc.*	49,338	1,878,298
		2,316,421
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	23,521	1,208,744
Carter’s, Inc.	14,194	1,305,706
Deckers Outdoor Corp.*	4,616	1,263,722
Fossil Group, Inc.*	15,700	151,348
G-III Apparel Group Ltd.*	40,174	1,086,707
Hanesbrands, Inc.	66,871	995,709
Kontoor Brands, Inc.	2,797	115,656
Lakeland Industries, Inc.*	18,186	348,989
Rocky Brands, Inc.	4,000	166,360
Skechers USA, Inc. (Class A Stock)*	24,338	992,017
Steven Madden Ltd.	41,281	1,595,098
Vera Bradley, Inc.*	89,300	684,931
		9,914,987
Thrifts & Mortgage Finance — 3.2%
Axos Financial, Inc.*	14,613	677,897
Blue Foundry Bancorp*	24,900	337,395
Bridgewater Bancshares, Inc.*	32,103	535,478
Essent Group Ltd.	88,300	3,638,843
Federal Agricultural Mortgage Corp. (Class C Stock)	14,757	1,600,839
Flagstar Bancorp, Inc.	41,146	1,744,590
FS Bancorp, Inc.	8,785	272,335
Home Bancorp, Inc.	4,000	163,160
Kearny Financial Corp.	33,490	431,351
Luther Burbank Corp.	36,606	486,494
Merchants Bancorp	3,076	84,221
MGIC Investment Corp.	143,959	1,950,645
Mr. Cooper Group, Inc.*	36,236	1,654,898
NMI Holdings, Inc. (Class A Stock)*	113,900	2,348,618
Northeast Community Bancorp, Inc.	14,500	177,625
Northfield Bancorp, Inc.	15,200	218,272
PennyMac Financial Services, Inc.(a)	21,396	1,138,267
Provident Bancorp, Inc.	21,884	354,959
Provident Financial Services, Inc.	28,029	655,879
Radian Group, Inc.	99,443	2,208,629
Territorial Bancorp, Inc.	6,500	156,000
TrustCo Bank Corp.	11,800	376,774
Walker & Dunlop, Inc.	36,617	4,738,972
Washington Federal, Inc.	94,793	3,111,106

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Waterstone Financial, Inc.	17,200	$332,648
William Penn Bancorp	12,700	161,925
		29,557,820
Tobacco — 0.2%
Turning Point Brands, Inc.	14,876	505,933
Universal Corp.	20,992	1,219,005
		1,724,938
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc.*(a)	40,158	2,380,566
BlueLinx Holdings, Inc.*	5,800	416,904
Boise Cascade Co.	17,180	1,193,495
DXP Enterprises, Inc.*	17,032	461,397
GMS, Inc.*	46,997	2,339,041
MRC Global, Inc.*	70,598	840,822
NOW, Inc.*	128,525	1,417,631
Rush Enterprises, Inc. (Class A Stock)(a)	72,139	3,672,596
Titan Machinery, Inc.*	4,500	127,170
Veritiv Corp.*	10,592	1,414,985
WESCO International, Inc.*	69,687	9,069,066
		23,333,673
Water Utilities — 0.1%
SJW Group(a)	14,143	984,070
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	65,825	1,242,776

Total Common Stocks (cost $803,761,252)		867,394,378
Exchange-Traded Funds — 4.2%
iShares Russell 2000 Value ETF	117,471	18,959,819
Vanguard Small-Cap Value ETF	109,828	19,323,138

Total Exchange-Traded Funds (cost $38,628,435)		38,282,957

Total Long-Term Investments (cost $842,389,687)		905,677,335
Short-Term Investments — 13.9%
Affiliated Mutual Fund — 12.1%
PGIM Institutional Money Market Fund (cost $111,288,696; includes $111,269,783 of cash collateral for securities on loan)(b)(we)	111,386,927	111,286,679
	Shares	Value

Unaffiliated Fund — 1.8%
Dreyfus Government Cash Management (Institutional Shares)	16,728,360	$16,728,360
(cost $16,728,360)

Total Short-Term Investments (cost $128,017,056)		128,015,039

TOTAL INVESTMENTS—112.6% (cost $970,406,743)		1,033,692,374

Liabilities in excess of other assets(z) — (12.6)%		(115,907,909)

Net Assets — 100.0%		$917,784,465

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,609,270; cash collateral of $111,269,783 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
76	Russell 2000 E-Mini Index	Jun. 2022	$7,852,320	$259,558
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10